PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

3.    PROPERTY AND EQUIPMENT

Property and equipment consist of the following (in thousands):

	June 30,	December 31,
	2021	2020
Aircraft	$475,360	$473,509
Software development costs	28,233	22,414
Leasehold improvements	10,799	9,560
Computer equipment	1,934	1,846
Buildings and improvements	1,424	1,424
Furniture and fixtures	1,892	1,321
Tooling	2,671	1,296
Vehicles	800	597
	523,113	511,967
Less: Accumulated depreciation and amortization	(206,451)	(188,877)
Total	$316,662	$323,090

Depreciation and amortization expense of property and equipment was $8.6 million and $17.6 million for the three and six months ended June 30, 2021, respectively, and $10.5 million and $21.0 million for the three and six months ended June 30, 2020, respectively.

Capitalized costs related to the internal development of software was $3.1 million and $5.7 million for the three and six months ended June 30, 2021, respectively, and $1.5 million and $3.0 million for the three and six months ended June 30, 2020, respectively.

Amortization expense related to software development costs, included as part of depreciation and amortization expense of property and equipment, was $1.5 million and $3.0 million for the three and six months ended June 30, 2021, respectively, and $1.0 million and $2.1 million for the three and six months ended June 30, 2020, respectively.

3.    PROPERTY AND EQUIPMENT

Property and equipment, consist of the following (in thousands):

	December 31,
	2020	2019
Aircraft	$473,509	$471,972
Software development costs	22,414	13,491
Leasehold improvements	9,560	4,359
Computer equipment	1,846	1,378
Building and improvements	1,424	1,424
Furniture and fixtures	1,321	374
Tooling	1,296	—
Vehicles	597	71
	511,967	493,069
Less: Accumulated depreciation and amortization	(188,877)	(148,088)
Total	$323,090	$344,981

Depreciation and amortization expense of property and equipment was $40.8 million, $38.4 million, and $35.2 million for the years ended December 31, 2020, 2019 and 2018, respectively.

Capitalized costs related to the internal development of software was $8.4 million, $3.9 million, and $4.1 million for the years ended December 31, 2020, 2019 and 2018, respectively. Amortization expense related to software development costs, included as part of depreciation and amortization expense of property and equipment, was $4.8 million, $2.6 million, and $2.0 million for the years ended December 31, 2020, 2019 and 2018, respectively.